Commitments and Contractual Obligations - Narrative (Details) m in Thousands			1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 03, 2020 $ / oz	Mar. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Apr. 30, 2007 USD ($) $ / oz	Jun. 30, 2020 $ / oz m	Dec. 31, 2020 USD ($) T	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Proceeds from borrowings, classified as financing activities | $							$ 150,000,000	$ 494,000,000
Consideration paid | $				$ (8,075,000)	$ 57,500,000
Silver price ($/oz) | $ / oz	11.43				3.90	2.00
Expansion drilling (in meters) | m						30
Revolving credit facility
Disclosure of contingent liabilities [line items]
Proceeds from borrowings, classified as financing activities | $		$ 150,000,000	$ 150,000,000				$ 150,000,000
Hellas Gold SA ("Hellas") | Zinc
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes							28,000
Hellas Gold SA ("Hellas") | Lead And Silver Concentrates
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes							4,500
Hellas Gold SA ("Hellas") | Gold Concentrate
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes							150,000
Tuprag Metal Madencilik Sanayi Ve Ticaret AS | Gold Concentrate
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes							58,500